Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Cash and Cash Equivalents

RanMarine Technology, B.V.

Notes to Consolidated Financial Statements

As of and for the Years Ended December 31, 2023 and 2022

4.	Cash and Cash Equivalents

	2023	2022

Rabobank	€28,068	€-
Mechanics Bank	8,536	-
ING Bank	-	18
Cash in transit	(1)	430
Total	€36,603	€448